PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:
Buildings and improvements	4% - 5%
Machines, equipment and installations	8% - 11%
Furniture and utensils	10% - 15%
Wagons	2.9% - 6%
Locomotives	3.3% - 8%
Permanent railways	3% - 4%
IT equipment	20%
Others	10% - 20%

Schedule of Property Plant and Equipment
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives (i)	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2021	1,577,244	1,457,234	6,720,465	7,371,126	2,804,174	508,056	20,438,299
Additions	1,481	7,678	1,681	6,501	3,852,472	1,326	3,871,139
Business combination	—	—	—	—	—	41	41
Write-offs	(81)	(36,189)	(123,980)	(758)	—	(86,027)	(247,035)
Transfers	416,859	538,179	1,140,723	1,378,132	(3,412,132)	14,700	76,461
Exchange differences	5,662	7,712	—	—	139	3,646	17,159
Balance as of December 31, 2021	2,001,165	1,974,614	7,738,889	8,755,001	3,244,653	441,742	24,156,064
Business combination (Note 8.3)	310,730	227,257	—	—	133,474	163,427	834,888
Additions	5,442	12,208	772	11,120	3,387,758	—	3,417,300
Write-offs	(3,368)	(15,368)	(61,536)	(52)	(9,024)	(52,056)	(141,404)
Transfers (ii)	182,504	141,379	316,211	1,650,431	(2,419,014)	30,668	(97,821)
Exchange differences	35,544	131,160	—	—	684	142,215	309,603
Write-off due to sale of investment	(396,614)	(528,452)	—	—	(23,444)	(5,043)	(953,553)
Balance as of December 31, 2022	2,135,403	1,942,798	7,994,336	10,416,500	4,315,087	720,953	27,525,077

Depreciation amount
Balance as of January 1, 2021	(507,373)	(732,412)	(2,481,138)	(2,550,299)	(13,379)	(85,192)	(6,369,793)
Additions	(91,631)	(202,154)	(532,558)	(550,969)	—	(30,472)	(1,407,784)
Write-offs	3,922	35,165	112,362	196	—	82,574	234,219
Transfers	(20,891)	21,190	59,284	(14,569)	—	(242)	44,772
Exchange differences	(2,645)	(4,331)	—	—	—	(1,949)	(8,925)
Balance as of December 31, 2021	(618,618)	(882,542)	(2,842,050)	(3,115,641)	(13,379)	(35,281)	(7,507,511)
Additions	(73,712)	(187,599)	(566,999)	(670,921)	—	(66,064)	(1,565,295)
Write-offs	—	8,170	51,591	8	—	53,031	112,800
Transfers (ii)	(16,135)	26,732	139	23,931	—	(514)	34,153
Exchange differences	(22,244)	(120,943)	—	—	—	(127,215)	(270,402)
Write-off due to sale of investment	208,661	406,945	—	—	—	4,008	619,614
Balance as of December 31, 2022	(522,048)	(749,237)	(3,357,319)	(3,762,623)	(13,379)	(172,035)	(8,576,641)

Balance as of December 31, 2021	1,382,547	1,092,072	4,896,839	5,639,360	3,231,274	406,461	16,648,553
Balance as of December 31, 2022	1,613,355	1,193,561	4,637,017	6,653,877	4,301,708	548,918	18,948,436

 (i)     As of December 31, 2022, wagons and locomotives worth R$745,203 (R$745,203 as of December 31, 2021) were pledged as collateral for bank loans.

(ii)     Transfers of fixed assets resulting from capitalization and other reclassifications of those assets.

Summary Intangible Assets and Goodwill
	Goodwill	Concession Right	Licenses	Brands and patents	Customer Relationships	Others	Total
Cost
Balance as of January 1, 2021	1,088,720	18,676,443	435,795	54,207	1,424,947	366,299	22,046,411
Additions	24,696	765	35,834	—	155,469	2,286	219,050
Write-offs	(224)	(169,815)	—	—	(44)	(3,146)	(173,229)
Transfers	—	1,109,131	(92,447)	9,201	(786)	140,253	1,165,352
Exchange differences	19,625	—	—	3,232	24,481	3,361	50,699
Balance as of December 31, 2021	1,132,817	19,616,524	379,182	66,640	1,604,067	509,053	23,308,283
Additions	10,031	—	2,605	—	113,497	16,622	142,755
Business combination (Note 8.3)	402,055	2,508,558	436,594	98,382	1,062,832	388	4,508,809
Write-offs	—	(57,723)	—	—	(19)	579	(57,163)
Transfers (i)	—	837,788	(1,911)	—	(6)	61,295	897,166
Exchange differences	(21,909)	—	771	(1,099)	47,613	(2,110)	23,266
Write-off due to sale of investment	(62,922)	(5,403)	(317,148)	—	—	(26,169)	(411,642)
Balance as of December 31, 2022	1,460,072	22,899,744	500,093	163,923	2,827,984	559,658	28,411,474

Amortization amount
Balance as of January 1, 2021	—	(3,357,779)	(247,896)	—	(905,032)	(227,265)	(4,737,972)
Additions	—	(588,411)	(11,838)	—	(116,860)	(38,524)	(755,633)
Write-offs	—	152,236	—	—	114	3,828	156,178
Transfers	—	(116,305)	92,447	(9,201)	533	(146,481)	(179,007)
Exchange differences	—	—	—	—	(7,363)	(2,988)	(10,351)
Balance as of December 31, 2021	—	(3,910,259)	(167,287)	(9,201)	(1,028,608)	(411,430)	(5,526,785)
Additions	—	(773,765)	(8,879)	—	(164,843)	(35,667)	(983,154)
Write-offs	—	25,658	—	—	1	(155)	25,504
Transfers (i)	—	—	—	—	—	(60)	(60)
Exchange differences	—	—	(771)	—	22,956	(2,838)	19,347
Write-off due to sale of investment	—	5,403	157,743	—	—	12,470	175,616
Balance as of December 31, 2022	—	(4,652,963)	(19,194)	(9,201)	(1,170,494)	(437,680)	(6,289,532)

Balance as of December 31, 2021	1,132,817	15,706,265	211,895	57,439	575,459	97,623	17,781,498
Balance as of December 31, 2022	1,460,072	18,246,781	480,899	154,722	1,657,490	121,978	22,121,942

(i)       The total of transfers also includes R$35,057 in intangible assets reclassified to financial assets.

Summary Intangible Assets (Excluding Goodwill)

Intangible assets (except goodwill)	Annual amortization rate	December 31, 2022	December 31, 2021
Concession rights
Compass (i)	During the concession period and extension	11,614,163	8,953,495
Rumo (ii)	1.59%	6,632,618	6,752,770
		18,246,781	15,706,265
Licenses
Port operation license	3.70%	44,305	211,895
Licenses and authorizations (iii)	Indefinite	436,594	—
		480,899	211,895
Brands and patents:
Comma	Indefinite	47,929	57,439
PetroChoice (iii)	Indefinite	104,354	—
Tirreno (iii)	Indefinite	2,439	—
		154,722	57,439
Customer relationships:
Compass	20.00%	285,423	276,811
Moove (iii)	5% to 30%	1,367,493	297,286
Others	20.00%	4,574	1,362
		1,657,490	575,459
Others
Software license	20.00%	65,108	46,770
Others	20.00%	56,870	50,853
		121,978	97,623

Total		20,661,870	16,648,681

(i)	Intangible assets of the public gas distribution service concession, representing the right to charge users for the supply of gas, consisting of: (i) concession rights recognized in the business combination and (ii) concession assets;
(ii)	Refers to the railway concession contract held by Rumo. The amount will be amortized until 2079, when the concession will expire.
(iii)	Authorization for: (i) installation of port terminal activities; and operation of the port facility by the subsidiary TUP Porto São Luís, (ii) lubrication and contamination control solutions, (iii) production and sale of lubricating oils, additives and fluids. See Note 8.3.

Summary of combined carrying amounts of goodwill allocated to each cash-generating

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	December 31, 2022			December 31, 2021
	Goodwill	Brands and patents	Licenses and authorizations	Goodwill	Brands and patents
Cash generating unit Moove	1,296,266	154,722	—	916,742	57,439
Cash generating unit Compass	100,192	—	—	94,891	—
Cash generating unit Rumo	37,529	—	—	100,451	—
Cash generating unit Cosan investimentos	26,085	—	436,594	20,733	—
	1,460,072	154,722	436,594	1,132,817	57,439

Summary of assumptions used for annual impairment test

The annual impairment test utilized the following assumptions:

Premises	% Yearly
Risk-free rate (T-Note 10y)	3.50%
Inflation (BR)	3.87%
Inflation (US)	2.30%
Inflation (UK)	2.56%
Country risk premium (BR)	5.19%
Country risk premium (UK)	1.03%
Country risk premium (ARG)	20.71%
Market risk premium	5.11%
Tax rate (BR)	34.00%
Tax rate (UK)	19.00%
Tax rate (ARG)	30.00%

Schedule of changes in contract assets	Contract assets are measured based on their acquisition cost, which includes capitalized borrowing costs. The depreciable amounts in the concession contract are transferred to intangible assets when the assets are put into operation. The useful life is reassessed whenever this assessment reveals that the amortization period will exceed the term of the concession agreement, a portion of the asset is converted into a financial asset because it represents a receivable from the granting authority. This classification follows IFRIC 12- Concession Agreements.

	Compass	Moove	Total
Cost value:
Balance as of December 31, 2020	686,690	9,248	695,938
Additions	1,020,176	37,203	1,057,379
Write-offs	—	(25,439)	(25,439)
Transfer to intangible assets (i)	(1,021,896)	—	(1,021,896)
Balance as of December 31, 2021	684,970	21.012	705,982
Additions	1,217,818	10,823	1,228,641
Write-offs	—	(25,156)	(25,156)
Business combination (Note 8.3)	87,735	—	87,735
Transfer to intangible assets (i)	(880,188)	1,701	(878,487)
Balance as of December 31, 2022	1,110,335	8,380	1,118,715

(i)      Included in the amount of transfers is a portion of the intangible asset that was reclassified as a financial asset.

Summary of transaction charts of right of use assets
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives	Software	Vehicles	Railway and port infrastructure	Total
Cost:
Balance as of January 1, 2021	380,828	39,122	933,325	82,369	13,925	7,462,368	8,911,937
Business combination	3,240	—	—	—	—	—	3,240
Additions	73,039	47,554	43	—	15,219	15,108	150,963
Contractual readjustments	41,663	48,784	5,242	4,659	41	330,312	430,701
Write-offs	(12,121)	(2,836)	—	—	—	—	(14,957)
Transfers	(233,296)	7,264	—	—	—	(7,475)	(233,507)
Exchange differences	1,530	2,561	—	—	(86)	—	4,005
Balance as of December 31, 2021	254,883	142,449	938,610	87,028	29,099	7,800,313	9,252,382
Business combination (Note 8.3)	116,919	2,693	—	—	43	—	119,655
Additions	91,799	73,317	1,006	—	4,561	111,457	282,140
Contractual readjustments	9,008	52,972	3,480	(1,079)	1,540	155,734	221,655
Write-offs	(24,005)	(724)	—	—	(218)	(106,363)	(131,310)
Exchange differences	5,114	(2,237)	—	—	(282)	—	2,595
Balance as of December 31, 2022	453,718	268,470	943,096	85,949	34,743	7,961,141	9,747,117

Amortization amount:
Balance as of January 1, 2021	(115,830)	(12,095)	(360,740)	(12,534)	(13,029)	(481,479)	(995,707)
Additions	(30,838)	(16,339)	(38,478)	(4,425)	(2,131)	(322,042)	(414,253)
Transfers	75,134	(1,547)	—	—	—	26,885	100,472
Write-offs	3,880	2,229	—	—	—	—	6,109
Exchange differences	(265)	(1,506)	—	—	35	—	(1,736)
Balance as of December 31, 2021	(67,919)	(29,258)	(399,218)	(16,959)	(15,125)	(776,636)	(1,305,115)
Additions	(65,254)	(81,349)	(34,990)	(4,015)	(7,713)	(267,094)	(460,415)
Write-offs	6,099	710	—	—	943	20,535	28,287
Exchange differences	1,577	1,246	—	—	172	—	2,995
Balance as of December 31, 2022	(125,497)	(108,651)	(434,208)	(20,974)	(21,723)	(1,023,195)	(1,734,248)

Balance as of December 31, 2021	186,964	113,191	539,392	70,069	13,974	7,023,677	7,947,267
Balance as of December 31, 2022	328,221	159,819	508,888	64,975	13,020	6,937,946	8,012,869

Summary of balances of investment properties including properties held for sale

The balances of investment properties are shown below:

	Investment Properties	Properties held for sale	Total
Balance as of January 1, 2021	—	—	—
Business combination	3,875,752	—	3,875,752
Changes to the fair value of investment properties	17,116	—	17,116
Others	(6,172)	—	(6,172)
Balance as of December 31, 2021	3,886,696	—	3,886,696
Changes to the fair value of investment properties	1,311,691	—	1,311,691
Business combination (Note 8.3)	9,209,626	268,385	9,478,011
Additions	17,477	—	17,477
Transfers	(322,430)	322,430	—
Sale of agricultural properties intended for sale	—	(550,432)	(550,432)
Balance as of December 31, 2022	14,103,060	40,383	14,143,443

Current	—	40,383	40,383
Non-current	14,103,060	—	14,103,060
	14,103,060	40,383	14,143,443